Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Consumer Discretionary Portfolio	Apr. 29, 2023
Select Consumer Discretionary Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(34.83%)
Past 5 years	5.81%
Past 10 years	10.72%
Select Consumer Discretionary Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(36.31%)
Past 5 years	4.54%
Past 10 years	9.31%
Select Consumer Discretionary Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(18.97%)
Past 5 years	4.86%
Past 10 years	8.70%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1505
Average Annual Return:
Past 1 year	(35.13%)
Past 5 years	8.80%
Past 10 years	12.85%